Vanguard® Global Wellington Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (65.4%)
Austria (1.0%)
Erste Group Bank AG	483,297	23,749
Finland (0.7%)
Nokia OYJ	4,615,505	18,053
France (4.7%)
TotalEnergies SE	524,104	38,398
BNP Paribas SA	313,668	23,154
Arkema SA	202,227	20,724
Engie SA	1,186,511	20,101
Vinci SA	50,800	6,340
Societe Generale SA	184,901	5,538
		114,255
Germany (0.8%)
Daimler Truck Holding AG	473,975	20,280
Hong Kong (0.9%)
AIA Group Ltd.	2,766,800	21,490
Japan (6.8%)
Tokio Marine Holdings Inc.	691,791	23,967
Sumitomo Mitsui Trust Holdings Inc.	964,500	22,424
Isuzu Motors Ltd.	1,651,114	22,128
Honda Motor Co. Ltd.	1,817,200	20,578
Mitsubishi UFJ Financial Group Inc.	1,720,322	18,273
BIPROGY Inc.	549,600	14,557
Mitsubishi Estate Co. Ltd.	730,800	12,324
Marui Group Co. Ltd.	587,365	8,758
Nippon Telegraph & Telephone Corp.	8,797,600	8,639
Astellas Pharma Inc.	791,100	7,767
Resona Holdings Inc.	953,500	6,619
		166,034
South Korea (0.9%)
Samsung Electronics Co. Ltd.	428,816	22,720
Spain (0.4%)
Iberdrola SA	680,541	8,982
Sweden (1.3%)
Autoliv Inc.	167,990	21,431
Alfa Laval AB	220,342	10,240
		31,671
Switzerland (3.0%)
Novartis AG (Registered)	346,765	35,890
Nestle SA (Registered)	263,402	27,959
Zurich Insurance Group AG	20,810	10,952
		74,801
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,063,175	27,226
United Kingdom (6.6%)
AstraZeneca plc ADR	479,793	37,434
Unilever plc	543,912	29,786
Diageo plc	759,453	25,569
Rotork plc	4,555,299	19,772
BAE Systems plc	1,099,649	19,580
WPP plc	1,477,452	15,465
Derwent London plc	454,182	13,534
		161,140

				Shares	Market Value ($000)
United States (37.2%)
	Microsoft Corp.			84,054	34,893
	Chubb Ltd.			125,489	33,985
	Cisco Systems Inc.			713,383	33,172
	Johnson & Johnson			223,302	32,752
	Duke Energy Corp.			311,002	32,210
	JPMorgan Chase & Co.			157,558	31,926
	Merck & Co. Inc.			241,382	30,303
	American Express Co.			121,128	29,071
	Texas Instruments Inc.			147,195	28,704
	UnitedHealth Group Inc.			55,521	27,503
	United Parcel Service Inc. Class B			186,316	25,885
	Northrop Grumman Corp.			55,862	25,181
	American Tower Corp.			128,577	25,168
	Accenture plc Class A			87,524	24,707
*	Alphabet Inc. Class A			139,440	24,053
	General Motors Co.			533,985	24,024
	Pfizer Inc.			834,190	23,908
	Deere & Co.			58,482	21,917
	Colgate-Palmolive Co.			231,882	21,556
	General Dynamics Corp.			70,194	21,042
	Sempra			272,319	20,977
	Medtronic plc			248,919	20,255
	Bank of America Corp.			499,013	19,956
	Exelon Corp.			531,288	19,950
	PepsiCo Inc.			111,608	19,297
	PNC Financial Services Group Inc.			122,393	19,263
	Gilead Sciences Inc.			297,101	19,095
	Diamondback Energy Inc.			92,267	18,385
	Coterra Energy Inc.			622,348	17,749
	EQT Corp.			373,735	15,357
	BlackRock Inc.			19,386	14,967
	Kenvue Inc.			772,546	14,910
	Intel Corp.			466,624	14,395
	Home Depot Inc.			42,943	14,380
	Shell plc			394,151	14,227
	Marsh & McLennan Cos. Inc.			68,450	14,209
	LyondellBasell Industries NV Class A			141,159	14,034
	Union Pacific Corp.			60,142	14,002
	Walt Disney Co.			125,378	13,028
	Honeywell International Inc.			64,167	12,974
	Visa Inc. Class A			36,950	10,067
	TJX Cos. Inc.			80,929	8,344
	Mondelez International Inc. Class A			70,159	4,808
	KLA Corp.			5,233	3,975
	Caterpillar Inc.			10,157	3,438
					914,002
Total Common Stocks (Cost $1,241,960)					1,604,403
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (5.4%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	8	8
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	829	754
[1,2]	Fannie Mae REMICS	3.000%	3/25/45–2/25/49	1,732	1,524
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	63	61
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	431	392
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	1,062	890
[1,2]	Freddie Mac REMICS	4.000%	9/15/41	679	642
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	1,202	964
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,895	1,580
[1,3]	Ginnie Mae II Pool	3.000%	11/20/49–6/15/54	2,493	2,155
[1]	Ginnie Mae II Pool	3.500%	1/20/52–3/20/52	2,614	2,335
[1]	Ginnie Mae II Pool	4.000%	5/20/52–8/20/52	1,688	1,552
[1]	Ginnie Mae II Pool	4.500%	3/20/53	1,294	1,224
[1]	Ginnie Mae REMICS	2.500%	10/20/49	2,447	2,091
[1]	Ginnie Mae REMICS	2.750%	9/20/44	49	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	UMBS Pool	2.000%	4/1/41–8/1/51	9,090	7,151
[1,2]	UMBS Pool	2.500%	1/1/52	3,778	3,074
[1,2,3]	UMBS Pool	3.000%	6/1/51–6/25/54	8,477	7,154
[1,2]	UMBS Pool	3.500%	7/1/51–4/1/52	2,525	2,241
[1,2,3]	UMBS Pool	4.000%	3/1/46–6/25/54	4,541	4,157
[1,2]	UMBS Pool	4.500%	1/1/38–11/1/52	3,996	3,838
[1,2,3]	UMBS Pool	5.000%	11/1/43–7/25/54	9,576	9,245
[1,2]	UMBS Pool	5.500%	1/1/53–9/1/53	11,196	11,030
[1,2,3]	UMBS Pool	6.000%	2/1/53–6/25/54	21,245	21,307
[4]	United States Treasury Note/Bond	2.000%	11/15/41	3,462	2,346
	United States Treasury Note/Bond	2.375%	2/15/42	288	207
[5]	United States Treasury Note/Bond	3.750%	12/31/30	1,149	1,100
	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	4,773	4,262
	United States Treasury Note/Bond	4.000%	2/29/28	1,020	1,000
	United States Treasury Note/Bond	4.125%	2/15/27–8/15/53	1,023	987
[5]	United States Treasury Note/Bond	4.250%	3/15/27–2/15/54	9,631	9,040
	United States Treasury Note/Bond	4.375%	12/15/26–8/15/43	5,222	5,085
	United States Treasury Note/Bond	4.500%	3/31/26–2/15/44	6,958	6,812
[5]	United States Treasury Note/Bond	4.625%	11/15/26–5/15/54	12,730	12,746
	United States Treasury Note/Bond	4.750%	11/15/43	4,169	4,180
Total U.S. Government and Agency Obligations (Cost $136,578)					133,180
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	105	100
Cayman Islands (0.0%)
[1,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	150	136
United States (0.9%)
[1,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	32	28
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,153
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	6.728%	10/15/36	1,290	1,275
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	149	134
[1,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	365	344
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	1,041	949
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	459	450
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.874%	10/25/41	242	244
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	2,160	2,181
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,342
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	106	98
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,168	1,072
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	1,335	1,332
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	1,490	1,485
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	2,015	1,784
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	425	362
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	2,950	2,835
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	43	42
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	2,506	2,505
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	1,480	1,493
					21,108
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $21,525)					21,344
Corporate Bonds (20.8%)
Australia (0.4%)
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	2,915	2,915
[6]	Glencore Funding LLC	5.371%	4/4/29	1,115	1,108
[6]	Glencore Funding LLC	6.375%	10/6/30	4,563	4,749
[6]	Glencore Funding LLC	6.500%	10/6/33	689	720
[6]	Glencore Funding LLC	5.893%	4/4/54	630	613
					10,105
Belgium (0.4%)
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	635	611
[1,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	2,025	1,990
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	27	24
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	837	838
[1,8]	Argenta Spaarbank NV	1.000%	10/13/26	3,600	3,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Crelan SA	5.250%	1/23/32	2,800	3,162
					10,365
Canada (0.7%)
[6]	Constellation Software Inc.	5.158%	2/16/29	310	308
[6]	Constellation Software Inc.	5.461%	2/16/34	3,905	3,888
[6]	Element Fleet Management Corp.	5.643%	3/13/27	985	985
[9]	Emera Inc.	4.838%	5/2/30	3,000	2,163
	Emera US Finance LP	2.639%	6/15/31	1,365	1,113
	Emera US Finance LP	4.750%	6/15/46	1,853	1,498
[9]	Enbridge Inc.	6.100%	11/9/32	3,388	2,636
	Fortis Inc.	3.055%	10/4/26	853	807
[9]	Rogers Communications Inc.	3.250%	5/1/29	5,711	3,894
	TransCanada PipeLines Ltd.	4.875%	1/15/26	440	436
					17,728
Denmark (0.4%)
[1,8]	Danfoss Finance II BV	4.125%	12/2/29	2,925	3,221
[6]	Danske Bank A/S	6.466%	1/9/26	3,193	3,201
[6]	Danske Bank A/S	1.621%	9/11/26	1,320	1,251
[6]	Danske Bank A/S	6.259%	9/22/26	200	201
[1,10]	Danske Bank A/S	2.250%	1/14/28	1,440	1,685
[6]	Danske Bank A/S	5.705%	3/1/30	725	725
					10,284
France (1.5%)
[1,8]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	3,100	3,438
[8]	Banque Federative du Credit Mutuel SA	3.875%	6/16/32	3,400	3,636
[1,8]	BNP Paribas SA	0.125%	9/4/26	600	603
[6]	BNP Paribas SA	5.335%	6/12/29	3,132	3,125
[1,8]	BNP Paribas SA	4.250%	4/13/31	2,900	3,216
[1,8]	BNP Paribas SA	1.125%	1/15/32	800	797
[6]	BNP Paribas SA	5.894%	12/5/34	1,635	1,681
[6]	BPCE SA	3.250%	1/11/28	525	488
[6]	BPCE SA	5.281%	5/30/29	680	677
[6]	BPCE SA	6.714%	10/19/29	2,005	2,084
[6]	BPCE SA	2.277%	1/20/32	1,100	890
[1,8]	BPCE SA	1.750%	2/2/34	2,900	2,805
[6]	BPCE SA	5.936%	5/30/35	465	465
[8]	BPCE SFH SA	3.000%	10/17/29	2,800	2,998
[1,8]	Carmila SA	5.500%	10/9/28	1,600	1,816
[1,8]	Credit Agricole SA	3.875%	11/28/34	1,000	1,101
[6]	Danone SA	2.947%	11/2/26	555	526
[1,8]	Engie SA	0.375%	6/11/27	2,300	2,262
[1,8]	Engie SA	4.000%	1/11/35	1,000	1,091
[1,8]	Engie SA	2.000%	9/28/37	1,300	1,117
[6]	WEA Finance LLC	2.875%	1/15/27	215	198
[6]	WEA Finance LLC	3.500%	6/15/29	475	421
					35,435
Germany (0.7%)
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	580	577
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	185	184
	Deutsche Bank AG	6.119%	7/14/26	3,528	3,533
	Deutsche Bank AG	6.819%	11/20/29	1,530	1,589
[1,10]	E.ON International Finance BV	6.250%	6/3/30	675	903
[1,10]	E.ON International Finance BV	6.375%	6/7/32	2,112	2,861
[1,8]	E.ON SE	4.125%	3/25/44	1,065	1,131
[1,8]	Eurogrid GmbH	3.279%	9/5/31	2,700	2,835
[8]	Sirius Real Estate Ltd.	1.750%	11/24/28	3,900	3,622
					17,235
Ireland (0.0%)
[6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	707	662
Italy (1.0%)
[8]	Autostrade per l'Italia SpA	2.000%	12/4/28	4,030	3,994
[8]	Autostrade per l'Italia SpA	2.000%	1/15/30	1,500	1,449
[1,8]	Autostrade per l'Italia SpA	5.125%	6/14/33	895	1,009
[1,8]	Banco BPM SpA	0.750%	3/15/27	2,950	2,949
[1,8]	BPER Banca SpA	3.750%	10/22/28	4,100	4,489
[1,8]	Credit Agricole Italia SpA	1.000%	9/30/31	300	275
[1,8]	Credit Agricole Italia SpA	3.500%	7/15/33	1,800	1,965

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,8]	Credit Agricole Italia SpA	3.500%	3/11/36	1,400	1,523
[6]	Eni SpA	5.950%	5/15/54	850	841
[8]	Intesa Sanpaolo SpA	3.625%	6/30/28	6,000	6,521
[8]	Mediobanca Banca di Credito Finanziario SpA	2.375%	6/30/27	450	469
					25,484
Japan (0.2%)
[6]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,095
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	3,255	3,638
					4,733
Luxembourg (0.2%)
[1,8]	P3 Group Sarl	1.625%	1/26/29	3,570	3,401
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	255
	America Movil SAB de CV	6.375%	3/1/35	385	412
					667
Netherlands (0.0%)
[1,8]	Koninklijke KPN NV	0.875%	11/15/33	1,100	918
Norway (0.3%)
[1,8]	Aker BP ASA	1.125%	5/12/29	1,990	1,888
[6]	Aker BP ASA	3.750%	1/15/30	3,901	3,574
[6]	Aker BP ASA	4.000%	1/15/31	2,335	2,110
					7,572
Portugal (0.3%)
[8]	Banco BPI SA	3.625%	7/4/28	5,100	5,559
[1,8]	EDP - Energias de Portugal SA	3.875%	6/26/28	2,100	2,282
					7,841
South Africa (0.1%)
[1,8]	Anglo American Capital plc	4.750%	9/21/32	1,375	1,539
Spain (0.4%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/26	3,900	4,219
[1,8]	CaixaBank SA	4.250%	9/6/30	2,400	2,680
[1,8]	CaixaBank SA	5.125%	7/19/34	1,600	1,850
[8]	Cajamar Caja Rural SCC	3.375%	7/25/29	600	646
					9,395
Switzerland (0.9%)
[6]	Alcon Finance Corp.	3.000%	9/23/29	5,946	5,348
[6]	Alcon Finance Corp.	5.750%	12/6/52	200	201
[8]	Sika Capital BV	1.500%	4/29/31	2,525	2,379
	UBS AG	7.500%	2/15/28	4,023	4,296
	UBS AG	5.650%	9/11/28	4,613	4,692
[1,8]	UBS Group AG	4.750%	3/17/32	2,690	3,043
[6]	UBS Group AG	6.301%	9/22/34	1,720	1,795
					21,754
United Arab Emirates (0.4%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	2,395	2,412
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	2,400	2,438
[6]	DAE Funding LLC	1.550%	8/1/24	1,915	1,898
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	4,068	3,448
					10,196
United Kingdom (1.3%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	2,607	2,101
[6]	Ashtead Capital Inc.	5.500%	8/11/32	600	586
[6]	Ashtead Capital Inc.	5.550%	5/30/33	385	375
[6]	Ashtead Capital Inc.	5.950%	10/15/33	630	631
[6]	Ashtead Capital Inc.	5.800%	4/15/34	815	810
	AstraZeneca plc	4.000%	1/17/29	831	798
[6]	BAE Systems plc	5.250%	3/26/31	580	575
	BAT Capital Corp.	6.343%	8/2/30	1,316	1,373
[8]	BUPA Finance plc	5.000%	10/12/30	3,815	4,296
[10]	Grainger plc	3.000%	7/3/30	3,610	3,879
[10]	Hammerson plc	7.250%	4/21/28	1,075	1,407
[1,10]	Heathrow Funding Ltd.	2.750%	10/13/29	1,805	2,034
	HSBC Holdings plc	5.597%	5/17/28	2,875	2,883
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	1,145	944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	697
[1,8]	National Grid plc	0.163%	1/20/28	1,700	1,617
[1,8]	National Grid plc	3.875%	1/16/29	2,125	2,310
[8]	Nationwide Building Society	3.625%	3/15/28	295	323
[1,8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	1,010	1,071
	Smith & Nephew plc	5.400%	3/20/34	2,205	2,161
					30,871
United States (11.6%)
	AbbVie Inc.	4.950%	3/15/31	1,500	1,489
	AbbVie Inc.	4.050%	11/21/39	1,428	1,231
	AbbVie Inc.	5.350%	3/15/44	115	113
	AbbVie Inc.	5.400%	3/15/54	280	276
[1]	Alabama Power Co.	4.300%	7/15/48	281	230
	American Express Co.	6.489%	10/30/31	72	77
	American Express Co.	5.043%	5/1/34	3,458	3,380
	American International Group Inc.	3.400%	6/30/30	1,078	975
[8]	American Medical Systems Europe BV	3.500%	3/8/32	1,300	1,381
[6]	American Transmission Systems Inc.	2.650%	1/15/32	1,178	972
	AT&T Inc.	3.500%	6/1/41	1,052	803
	AT&T Inc.	4.300%	12/15/42	1,604	1,338
	AT&T Inc.	4.750%	5/15/46	3,960	3,450
[6]	Athene Global Funding	1.450%	1/8/26	2,913	2,724
[6]	Athene Global Funding	2.500%	3/24/28	2,813	2,515
[6]	Athene Global Funding	5.583%	1/9/29	1,890	1,888
	Bank of America Corp.	2.482%	9/21/36	3,947	3,156
	Bank of America Corp.	3.311%	4/22/42	1,211	917
[12]	Berkshire Hathaway Inc.	0.170%	9/13/24	1,190,000	7,559
[8]	Booking Holdings Inc.	4.500%	11/15/31	285	323
[8]	Booking Holdings Inc.	4.125%	5/12/33	1,210	1,337
[6]	Boston Gas Co.	3.001%	8/1/29	143	127
	BP Capital Markets America Inc.	4.812%	2/13/33	615	595
	BP Capital Markets America Inc.	5.227%	11/17/34	1,535	1,519
	BP Capital Markets America Inc.	2.939%	6/4/51	1,375	876
[1,9]	BP Capital Markets plc	3.470%	5/15/25	1,350	976
	Brixmor Operating Partnership LP	2.500%	8/16/31	886	723
[6]	Broadcom Inc.	3.469%	4/15/34	6,765	5,705
	Capital One Financial Corp.	7.149%	10/29/27	6,284	6,496
	Capital One Financial Corp.	5.700%	2/1/30	270	270
[8]	Carrier Global Corp.	4.500%	11/29/32	1,855	2,084
	Charter Communications Operating LLC	4.200%	3/15/28	6,901	6,489
	Charter Communications Operating LLC	2.250%	1/15/29	215	183
	Charter Communications Operating LLC	5.050%	3/30/29	655	628
	Charter Communications Operating LLC	6.384%	10/23/35	391	381
	Charter Communications Operating LLC	3.700%	4/1/51	672	411
	Cheniere Energy Partners LP	4.500%	10/1/29	3,159	3,003
	Cheniere Energy Partners LP	4.000%	3/1/31	3,915	3,537
	Citizens Financial Group Inc.	5.841%	1/23/30	615	611
	Cleco Corporate Holdings LLC	3.375%	9/15/29	358	309
[3,6]	CNO Global Funding	5.875%	6/4/27	1,930	1,935
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	2,731	2,738
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	795	799
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	455	446
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	479	486
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,810	1,885
[8]	Comcast Corp.	0.000%	9/14/26	3,225	3,221
	Comcast Corp.	3.250%	11/1/39	726	554
	Comcast Corp.	4.000%	3/1/48	44	35
	Comcast Corp.	3.999%	11/1/49	132	102
	Comcast Corp.	2.887%	11/1/51	1,560	970
	Comcast Corp.	4.049%	11/1/52	11	9
	Comcast Corp.	2.937%	11/1/56	1,595	958
	Comcast Corp.	2.650%	8/15/62	25	14
	Comcast Corp.	2.987%	11/1/63	21	12
	Commonwealth Edison Co.	3.650%	6/15/46	39	29
	Commonwealth Edison Co.	4.000%	3/1/48	270	210
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	83	88
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	319	271
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	165	134
	Corebridge Financial Inc.	4.350%	4/5/42	2,410	1,991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Corebridge Global Funding	5.900%	9/19/28	2,152	2,187
[6]	Cox Communications Inc.	4.800%	2/1/35	100	91
	CVS Health Corp.	2.875%	6/1/26	1,602	1,523
	CVS Health Corp.	4.300%	3/25/28	124	119
	CVS Health Corp.	4.125%	4/1/40	259	209
	CVS Health Corp.	5.050%	3/25/48	138	119
	Dignity Health	3.812%	11/1/24	594	585
	Discovery Communications LLC	4.125%	5/15/29	205	189
	Discovery Communications LLC	3.625%	5/15/30	1,096	964
	Discovery Communications LLC	5.300%	5/15/49	1,063	862
	Discovery Communications LLC	4.000%	9/15/55	2,015	1,280
[1]	Dominion Energy Inc.	3.375%	4/1/30	285	256
	Dominion Energy Inc.	5.375%	11/15/32	3,141	3,105
[1]	Dominion Energy Inc.	4.900%	8/1/41	807	714
[1]	Dominion Energy Inc.	4.850%	8/15/52	431	370
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	172	186
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	124	124
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	292
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	200
	Eaton Corp.	4.700%	8/23/52	160	145
	Energy Transfer LP	6.000%	6/15/48	2,761	2,666
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	165	158
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	1,123	1,026
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	908	797
[6]	ERAC USA Finance LLC	5.200%	10/30/34	1,315	1,292
	Extra Space Storage LP	5.500%	7/1/30	2,140	2,140
	Extra Space Storage LP	5.900%	1/15/31	620	631
[1]	FirstEnergy Corp.	4.150%	7/15/27	1,610	1,536
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	65	64
[6]	FirstEnergy Pennsylvania Electric Co.	3.250%	3/15/28	1,766	1,639
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	88	88
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/29	229	212
	Florida Power & Light Co.	5.050%	4/1/28	270	270
[8]	Fortive Corp.	3.700%	8/15/29	3,515	3,787
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	420	426
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	1,940	1,979
[6]	Foundry JV Holdco LLC	6.250%	1/25/35	3,109	3,176
[6]	Foundry JV Holdco LLC	6.400%	1/25/38	1,812	1,862
[6]	GA Global Funding Trust	5.500%	1/8/29	6,029	6,004
[8]	General Mills Inc.	3.907%	4/13/29	1,470	1,602
	Georgia Power Co.	4.300%	3/15/42	4,635	3,963
	Georgia Power Co.	5.125%	5/15/52	478	443
	GLP Capital LP	6.750%	12/1/33	3,418	3,556
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,975	3,697
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	480	459
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	77	72
	HCA Inc.	5.450%	4/1/31	625	621
	Healthpeak OP LLC	3.500%	7/15/29	369	339
	HEICO Corp.	5.350%	8/1/33	4,115	4,074
	Home Depot Inc.	3.300%	4/15/40	2,411	1,871
[6]	Hyundai Capital America	6.250%	11/3/25	6,046	6,087
	Icon Investments Six DAC	5.849%	5/8/29	425	430
	Icon Investments Six DAC	6.000%	5/8/34	2,888	2,941
	Intel Corp.	5.600%	2/21/54	1,083	1,045
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,949	2,848
	Intercontinental Exchange Inc.	4.950%	6/15/52	391	358
	International Business Machines Corp.	3.300%	5/15/26	550	531
[6]	ITC Holdings Corp.	4.950%	9/22/27	584	576
	JPMorgan Chase & Co.	2.947%	2/24/28	1,476	1,386
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	1,074	858
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	863
	Kaiser Foundation Hospitals	4.875%	4/1/42	650	606
	Kenvue Inc.	5.050%	3/22/53	1,741	1,634
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	440	412
	Kite Realty Group LP	5.500%	3/1/34	2,159	2,105
	LKQ Corp.	5.750%	6/15/28	578	584
	LKQ Corp.	6.250%	6/15/33	557	572
[8]	LKQ Dutch Bond BV	4.125%	3/13/31	2,855	3,078
	LXP Industrial Trust	6.750%	11/15/28	3,555	3,675
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	606	409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	123
	Merck & Co. Inc.	5.000%	5/17/53	1,342	1,255
[6]	Met Tower Global Funding	5.250%	4/12/29	770	769
[1]	Morgan Stanley	3.125%	7/27/26	2,037	1,946
[1]	Morgan Stanley	3.772%	1/24/29	628	595
[8]	Morgan Stanley	0.497%	2/7/31	1,495	1,344
[1]	Morgan Stanley	2.511%	10/20/32	5,120	4,207
	Morgan Stanley	5.466%	1/18/35	200	199
	Morgan Stanley	5.948%	1/19/38	1,578	1,567
	MPLX LP	5.500%	6/1/34	1,405	1,374
[8]	MSD Netherlands Capital BV	3.750%	5/30/54	2,035	2,141
	Nasdaq Inc.	5.950%	8/15/53	215	218
	Nasdaq Inc.	6.100%	6/28/63	198	203
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	804	805
	NiSource Inc.	5.250%	3/30/28	534	533
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	252	192
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	40	27
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	184	186
	Oglethorpe Power Corp.	5.050%	10/1/48	177	155
	Oracle Corp.	3.650%	3/25/41	1,345	1,030
	Oracle Corp.	4.500%	7/8/44	981	818
	Oracle Corp.	3.950%	3/25/51	1,129	831
	Pacific Gas & Electric Co.	5.800%	5/15/34	1,473	1,469
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,453	2,034
	Pacific Gas & Electric Co.	4.200%	6/1/41	2,754	2,172
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	177
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/27	2,370	2,398
	Philip Morris International Inc.	5.125%	2/13/31	1,355	1,334
	Philip Morris International Inc.	5.250%	2/13/34	5,006	4,901
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	877	753
	Progressive Corp.	3.950%	3/26/50	1,336	1,055
[1,8]	Prologis Euro Finance LLC	4.250%	1/31/43	1,390	1,468
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	2,488	2,486
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	172
[1]	Prudential Financial Inc.	3.700%	3/13/51	1,663	1,212
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,375	1,366
	Public Service Enterprise Group Inc.	5.450%	4/1/34	780	770
[8]	Realty Income Corp.	4.875%	7/6/30	5,610	6,301
[6]	RGA Global Funding	5.448%	5/24/29	1,400	1,401
	Royalty Pharma plc	3.300%	9/2/40	2,790	2,020
	Royalty Pharma plc	3.350%	9/2/51	1,821	1,160
	RTX Corp.	4.450%	11/16/38	725	639
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	287	225
[6]	SBA Tower Trust	1.884%	1/15/26	245	229
[6]	SBA Tower Trust	1.631%	11/15/26	2,265	2,046
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	289	246
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	165	120
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	95	64
[6]	Schlumberger Holdings Corp.	5.000%	11/15/29	1,260	1,245
	Shell International Finance BV	4.000%	5/10/46	330	266
	Shell International Finance BV	3.000%	11/26/51	1,338	871
[1]	Southern California Edison Co.	3.700%	8/1/25	30	29
[1]	Southern California Edison Co.	2.950%	2/1/51	870	541
	Southern California Edison Co.	5.875%	12/1/53	894	893
	Southern Co.	4.400%	7/1/46	7	6
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	710	726
[1]	SSM Health Care Corp.	3.823%	6/1/27	320	308
[1]	Sutter Health	2.294%	8/15/30	190	162
	Targa Resources Corp.	6.150%	3/1/29	1,040	1,072
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	1,453	1,390
	T-Mobile USA Inc.	2.050%	2/15/28	2,175	1,943
	T-Mobile USA Inc.	5.750%	1/15/54	844	839
	T-Mobile USA Inc.	6.000%	6/15/54	168	173
	Toledo Hospital	5.750%	11/15/38	205	203
	Tyson Foods Inc.	5.700%	3/15/34	3,069	3,051
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	34	33
	UnitedHealth Group Inc.	3.850%	6/15/28	903	865
	UnitedHealth Group Inc.	2.000%	5/15/30	264	222
	UnitedHealth Group Inc.	4.200%	1/15/47	72	59
	UnitedHealth Group Inc.	4.750%	5/15/52	99	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.050%	4/15/53	1,809	1,671
	Verizon Communications Inc.	2.875%	11/20/50	250	157
	Verizon Communications Inc.	2.987%	10/30/56	1,758	1,071
	Verizon Communications Inc.	3.000%	11/20/60	260	155
[6]	VICI Properties LP	4.250%	12/1/26	6,101	5,869
[1,9]	Walt Disney Co.	3.057%	3/30/27	2,350	1,645
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,157	1,066
[1,9]	Wells Fargo & Co.	2.975%	5/19/26	625	443
	Wells Fargo & Co.	6.303%	10/23/29	2,147	2,220
[1]	Wells Fargo & Co.	2.879%	10/30/30	479	422
	Wells Fargo & Co.	5.389%	4/24/34	1,000	984
[1]	Wells Fargo & Co.	4.611%	4/25/53	2,063	1,760
	Welltower OP LLC	4.125%	3/15/29	3,840	3,646
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	3,870	3,882
[8]	WP Carey Inc.	4.250%	7/23/32	3,600	3,858
					285,482
Total Corporate Bonds (Cost $518,553)					511,667
Sovereign Bonds (3.6%)
Australia (0.2%)
[1,13]	Commonwealth of Australia	2.750%	11/21/27	135	86
[1,13]	Commonwealth of Australia	2.250%	5/21/28	4,036	2,511
[1,13]	Commonwealth of Australia	1.000%	11/21/31	1,401	740
[1,13]	Commonwealth of Australia	4.500%	4/21/33	582	392
					3,729
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	167
[1,6]	Bermuda	3.375%	8/20/50	200	133
					300
Bulgaria (0.1%)
[1,8]	Republic of Bulgaria	4.500%	1/27/33	2,320	2,646
Canada (0.7%)
[9]	Canadian Government Bond	0.750%	10/1/24	1,395	1,011
[9]	Canadian Government Bond	4.500%	2/1/26	1,553	1,143
[9]	Canadian Government Bond	2.750%	9/1/27	1,700	1,207
[9]	Canadian Government Bond	1.500%	6/1/31	350	223
[9]	Canadian Government Bond	3.250%	12/1/33	1,652	1,176
[9]	Canadian Government Bond	3.000%	6/1/34	1,321	919
[9]	Canadian Government Bond	3.500%	12/1/45	693	504
[9]	Canadian Government Bond	2.000%	12/1/51	250	135
[9]	Canadian Government Bond	1.750%	12/1/53	634	316
[9]	City of Montreal	3.150%	12/1/36	750	472
[9]	City of Montreal	3.500%	12/1/38	410	262
[9]	City of Montreal	2.400%	12/1/41	1,000	528
[9]	City of Toronto	3.200%	8/1/48	1,000	568
[9]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	2,200	1,660
[1,13]	Province of British Columbia	5.250%	5/23/34	6,850	4,561
[9]	Province of Ontario	2.900%	6/2/28	1,910	1,347
[1,11]	Province of Ontario	0.250%	6/28/29	985	1,024
[9]	Regional Municipality of York	2.150%	6/22/31	800	513
					17,569
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	612
France (0.2%)
[1,6,8]	French Republic	2.000%	11/25/32	3,790	3,787
Germany (0.6%)
[1,8]	Federal Republic of Germany	3.100%	12/12/25	9,560	10,352
[8]	Federal Republic of Germany	2.200%	2/15/34	1,710	1,783
[8]	Federal Republic of Germany	2.500%	8/15/54	1,960	2,007
					14,142
Israel (0.1%)
	State of Israel	5.375%	3/12/29	2,245	2,205
	State of Israel	5.500%	3/12/34	299	286
					2,491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Japan (0.4%)
[1,12]	Japan	0.000%	6/3/24	232,150	1,476
[1,12]	Japan	0.000%	11/11/24	729,750	4,639
[1,12]	Japan	1.100%	6/20/43	276,400	1,562
[1,12]	Japan	0.700%	6/20/51	117,800	533
[1,12]	Japan	0.700%	9/20/51	87,500	394
[1,12]	Japan	1.200%	6/20/53	72,900	370
					8,974
Mexico (0.1%)
[1]	United Mexican States	6.400%	5/7/54	2,275	2,194
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,701	1,614
Qatar (0.0%)
[1,6]	State of Qatar	5.103%	4/23/48	255	243
[1,6]	State of Qatar	4.400%	4/16/50	780	668
					911
Saudi Arabia (0.3%)
[1,6]	Kingdom of Saudi Arabia	5.000%	1/16/34	2,990	2,913
[1,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	765	670
[1,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	3,768	3,634
[1,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	631
					7,848
Spain (0.0%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	1,050	1,000
Supranational (0.7%)
[1,8]	European Investment Bank	1.500%	10/16/48	2,760	2,099
[1,8]	European Union	0.000%	7/4/35	1,740	1,340
[1,8]	European Union	0.200%	6/4/36	5,385	4,129
[1,8]	European Union	4.000%	4/4/44	1,410	1,644
[1,8]	European Union	2.625%	2/4/48	6,155	5,868
[1,8]	European Union	3.000%	3/4/53	1,415	1,404
					16,484
United Kingdom (0.1%)
[10]	United Kingdom	3.250%	1/22/44	860	891
[10]	United Kingdom	0.625%	10/22/50	4,905	2,431
					3,322
Total Sovereign Bonds (Cost $93,613)					87,623
Taxable Municipal Bonds (0.5%)
United States (0.5%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	110	89
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	339	375
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	71
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	45
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	110	97
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	906	1,018
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	130	120
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	320	228
	Illinois GO	5.100%	6/1/33	3,765	3,690
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	323
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	220	220
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	143
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	15
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	184
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	876
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	674
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,060	2,130
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	225	196
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	951	949
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	745	739
Total Taxable Municipal Bonds (Cost $13,219)					12,182

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[17]	Vanguard Market Liquidity Fund (Cost $86,612)	5.397%	866,401	86,631
Total Investments (100.1%) (Cost $2,112,060)				2,457,030
Other Assets and Liabilities—Net (-0.1%)				(1,936)
Net Assets (100%)				2,455,094
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
4	Securities with a value of $754,000 have been segregated as initial margin for open futures contracts.
5	Securities with a value of $3,189,000 have been segregated as collateral for open forward currency contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $160,258,000, representing 6.5% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Australian dollars.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2024	(4)	(423)	1
Euro-Bobl	June 2024	(15)	(1,887)	14
Euro-Buxl	June 2024	(22)	(3,018)	92
Ultra 10-Year U.S. Treasury Note	September 2024	(135)	(15,124)	34
				141

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	6/28/24	EUR	2,152	USD	2,340	—	(3)
Bank of America, N.A.	6/28/24	EUR	1,759	USD	1,907	3	—
Bank of America, N.A.	6/28/24	GBP	507	USD	646	1	—
JPMorgan Chase Bank, N.A.	6/28/24	GBP	2	USD	3	—	—
Bank of America, N.A.	6/28/24	JPY	270,800	USD	1,727	1	—
Goldman Sachs International	6/28/24	USD	11,304	AUD	17,012	—	(23)
JPMorgan Chase Bank, N.A.	6/28/24	USD	23,111	CAD	31,706	—	(163)
Bank of America, N.A.	6/28/24	AUD	900	CAD	818	—	(1)
JPMorgan Chase Bank, N.A.	6/28/24	USD	4,737	CHF	4,314	—	(57)
JPMorgan Chase Bank, N.A.	6/28/24	USD	179,672	EUR	165,419	—	(9)
Goldman Sachs International	6/28/24	USD	4,384	EUR	4,041	—	(5)
JPMorgan Chase Bank, N.A.	6/28/24	GBP	2,921	EUR	3,427	1	—
JPMorgan Chase Bank, N.A.	6/28/24	USD	24,827	GBP	19,480	2	—
Goldman Sachs International	6/28/24	USD	8,339	JPY	1,302,773	24	—
JPMorgan Chase Bank, N.A.	6/28/24	USD	4,751	JPY	743,000	9	—
Goldman Sachs International	6/28/24	AUD	3,555	JPY	366,900	25	—
Bank of America, N.A.	6/28/24	GBP	1,169	JPY	231,758	11	—
Bank of America, N.A.	6/28/24	USD	3	SEK	30	—	—
						77	(261)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	899,775	14,227	—	914,002
Common Stocks—Other	58,865	631,536	—	690,401
U.S. Government and Agency Obligations	—	133,180	—	133,180
Asset-Backed/Commercial Mortgage-Backed Securities	—	21,344	—	21,344
Corporate Bonds	—	511,667	—	511,667
Sovereign Bonds	—	87,623	—	87,623
Taxable Municipal Bonds	—	12,182	—	12,182
Temporary Cash Investments	86,631	—	—	86,631
Total	1,045,271	1,411,759	—	2,457,030

Derivative Financial Instruments
Assets
Futures Contracts[1]	141	—	—	141
Forward Currency Contracts	—	77	—	77
Total	141	77	—	218
Liabilities
Forward Currency Contracts	—	261	—	261
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.